Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Charters-out [Abstract]
Minimum Future Charter Revenue
Year	Amount
2016	216,031
2017	224,495
2018	178,509
2019	156,680
2020 to 2028	649,520
Minimum charter payments	1,425,235